Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	0.45
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	$ 2,000,000
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	0.45
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	0.32
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	4.95
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	0
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	0
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	0
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	0.70
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	250,000
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	0.70
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	0.07
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	2.90
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	250,000
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	0.70
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	0.07
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	2.90
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	0.74
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	1,000,000
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	0.74
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	0.03
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	4.95
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	1,000,000
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	0.74
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	0.03
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	4.95
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	3,250,000
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	0.56
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	0.21
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	4.79
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	$ 1,250,000
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	0.73
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	0.04
Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	4.54